Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net

Note 7 — Property, Plant and Equipment, Net

Details of property, plant and equipment, net as of June 30, 2026, consisted of the following:

in thousands	Useful Lives	June 30, 2026
Land	n/a	$2,889
Buildings, structures and related equipment	20 to 40	2,152
Machinery and equipment	5 to 11	1,580
Vehicles	5 to 7	234
Furniture and fixtures	5 to 11	279
Construction in progress	n/a	148
Tools and office equipment	5 to 11	300
Property, plant, and equipment, gross		7,582
Less: accumulated depreciation		(249)
Property, plant, and equipment, net		$7,333

Total depreciation for the three and six months ended June 30, 2026 was $0.2 million and $0.3 million, respectively. There was no property, plant and equipment, net at December 31, 2025, prior to the Business Combination.

As of June 30, 2026, the details of property, plant and equipment, net pledged as collateral is as follows:

in thousands	Net Carrying Value	Pledged Amount	Creditor
Land, buildings, machinery and equipment	$3,030	$3,974	Industrial Bank of Korea
Land and buildings	1,168	224	Hana Bank